SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCING RECEIVABLES
Financing receivable	¥ 1,286,469	¥ 29,612
Allowance	(32,975)
Financing receivable, net	¥ 1,253,494	¥ 29,612